PROSPECTUS SUPPLEMENT

January 27, 2020

For

Guardian Investor IISM Variable Annuity • The Guardian Investor® Individual Variable Annuity • The Guardian Investor® Group Variable Annuity • The Guardian Investor Variable Annuity B Series® • The Guardian Investor Variable Annuity L Series® • The Guardian Investor Asset Builder® Variable Annuity • The Guardian Investor Income Access® Variable Annuity • The Guardian Investor Retirement Asset Manager® Variable Annuity • Value Guard Individual Deferred Variable Annuity • Value Guard II Individual and Group Deferred Variable Annuity • The Guardian C+C Variable Annuity • The Guardian CxC Variable Annuity • The Guardian Investor ProFreedom Variable AnnuitySM (B Share) • The Guardian Investor ProFreedom Variable AnnuitySM (C Share) ) • The Guardian Investor ProStrategies Variable AnnuitySM (I Share) • The Guardian Variable Account 1 (VA-1) • The Guardian Variable Account 2 (VA-2)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated May 1, 2019 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;
2.	the Prospectus dated May 1, 2019 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;
3.	the Prospectus dated May 1, 1998 for The Guardian Investor® Group Variable Annuity issued through The Guardian Separate Account D;
4.	the Prospectus dated May 1, 2019 for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R;
5.	the Prospectus dated May 1, 2019 for The Guardian Investor Variable Annuity L Series® issued through The Guardian Separate Account R;
6.	the Prospectus dated May 1, 2018 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;
7.	the Prospectus dated May 1, 2018 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;
8.	the Prospectus dated May 1, 2019 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;
9.	the Prospectus dated May 1, 2000 for Value Guard Individual Deferred Variable Annuity issued through The Guardian Separate Value Line Account;
10.	the Prospectus dated May 1, 2010 for Value Guard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A
11.	the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F;
12.	the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F;
13.	the Prospectus dated May 1, 2019 for The Guardian Investor ProFreedom Variable AnnuitySM (B Share) issued through The Guardian Separate Account R;
14.	the Prospectus dated May 1, 2019 for The Guardian Investor ProFreedom Variable AnnuitySM (C Share) issued through The Guardian Separate Account R;
15.	the Prospectus dated May 1, 2019 for The Guardian Investor ProStrategies Variable AnnuitySM (I Share) issued through The Guardian Separate Account R;
16.	the Prospectus dated May 1, 1988 for The Guardian Variable Account 1 (VA-1) issued through The Guardian Separate Account VA-1; and
17.	the Prospectus dated May 1, 1988 for The Guardian Variable Account 2 (VA-2) issued through The Guardian Separate Account VA-2.

Effective December 31, 2019, Park Avenue Securities LLC, the distributor of the variable annuity contracts listed above, is a wholly owned subsidiary of The Guardian Life Insurance Company of America.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT

PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS

FOR FUTURE REFERENCE.